Document and Entity Information	9 Months Ended
Sep. 30, 2019
Document and Entity Information [Abstract]
Entity Registrant Name	Lightwave Logic, Inc.
Entity Central Index Key	0001325964
Document Type	S-1
Amendment Flag	false
Entity Filer Category	Accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false